ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2016
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE
11. ACCOUNTS PAYABLE

Accounts payable consist of the following:

	As of December 31,
	2015	2016
Payables for purchase of property and equipment	777,961,654	163,190,564
Others	7,936,959	16,687,283
Total	785,898,613	179,877,847